SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2023
SEGMENT REPORTING
Schedule of segment reporting
	Wholesale	Pharma manufacturing	Nutraceuticals & Pharmaceuticals	Other	Total
Revenues	50,744,468	344,708	2,287,698	-	53,376,874
Segment profit / (loss)	(1,661,252)	(1,232,732)	(3,552,718)	(2,993,026)	(9,439,727)
Total assets	28,193,797	15,605,459	28,054,242	3,871,101	75,724,599
Reportable segments	Operations
Wholesale	Distribution and export of pharmaceutical products
Pharma manufacturing	Production of pharmaceutical products
Nutraceutical and pharmaceuticals	Trade of owned nutraceutical & pharmaceutical products